SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2021
Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of intangible Asset	3 years
Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of intangible Asset	13 years
Trademarks and Trade Names [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of intangible Asset	2 years
Trademarks and Trade Names [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of intangible Asset	10 years
Noncompete Agreements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of intangible Asset	2 years
Noncompete Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of intangible Asset	3 years